Investment Properties - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Reversal of impairment loss	$ 139		$ 107
Impairment loss	$ 139	$ 336	$ 9